SEGMENT REPORTING	12 Months Ended
Dec. 31, 2022
SEGMENT REPORTING
SEGMENT REPORTING

24.  SEGMENT REPORTING

The Group continually monitors the reportable segments for changes in facts and circumstances to determine whether changes in the identification or aggregation of operating segments are necessary. In December 2020, the Group announced the entrance into the cryptocurrency industry. As of December 31, 2021, the Group has completed the transformation of its business to become a cryptocurrency mining enterprise. In accordance with ASC topic 280, “Segment Reporting”, the Group’s chief operating decision maker has been identified as the Board of Directors and the chief executive officer, who makes resource allocation decisions and assesses performance based on the different business operating results. As a result, the Group has three reportable segments since  2021, including the mining pool business, the data center business and the cryptocurrency mining. The Group’s other business, mainly consisting of online gaming in Europe, was not material for the years ended December 31, 2021 and 2022.

24.  SEGMENT REPORTING (continued)

The following table presents summary information by segment for continuing operations for the years ended December 31, 2020, 2021 and 2022, respectively.

	For the years ended December 31,
	2020	2021	2022
	US$	US$	US$
Reportable segment revenues:
Mining pool[1]	—	1,310,970	636,937
Data center	—	14,593	17,580
Cryptocurrency mining	—	39,429	46,839
Others	2,167	2,516	199
Inter-segment[2]	—	(38,632)	(51,328)
Total segment and consolidated revenues	2,167	1,328,876	650,227
Reportable segment cost of revenue-exclusive depreciation and amortization:
Mining pool	—	(1,315,621)	(635,300)
Data center	—	(10,982)	(12,673)
Cryptocurrency mining	—	(14,900)	(28,119)
Others	(1,787)	(1,667)	(3,425)
Inter-segment[2]	—	38,632	51,328
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(1,787)	(1,304,538)	(628,189)
Reportable segment cost of revenue-depreciation and amortization:
Mining pool	—	(4,148)	(9,090)
Data center	—	(3,269)	(1,485)
Cryptocurrency mining	—	(11,649)	(21,448)
Others	(229)	(106)	(2)
Inter-segment[3]	—	295	—
Total segment and consolidated cost of revenue-depreciation and amortization	(229)	(18,877)	(32,025)
Total segment and consolidated cost	(2,016)	(1,323,415)	(660,214)
Reconciling items:
Operating expenses	(17,419)	(29,569)	(27,084)
Other operating income	534	8,140	590
Government grant	21	—	29
Other operating expenses	(273)	(14,686)	(5,477)
Net gain on disposal of cryptocurrency assets	—	11,392	8,360
Impairment of cryptocurrency assets	—	(38,319)	(18,435)
Changes in fair value of derivative instrument	—	3,696	—
Impairment of property and equipment	—	(22,392)	(35,224)
Changes in fair value of contingent considerations	—	13,936	1,247
Impairment of intangible assets	—	(56)	(56,094)
Impairment of goodwill	—	—	(26,569)
Inter-segment[3]	—	(7,840)	—
Operating loss	(16,986)	(70,237)	(168,644)
Other income, net	42	594	9,031
Interest income	242	56	150
Interest expense	—	(775)	(218)
Loss from equity method investments	(1,865)	(1,184)	164
Gain on previously held equity interest	—	5,500	—
Impairment of long-term investments	(4,787)	—	(2,250)
Gain from disposal of subsidiaries	—	234	3,340
Income tax benefit	30	359	—
Net loss	(23,324)	(65,453)	(158,427)

24.  SEGMENT REPORTING (continued)

1	The mining pool revenues for the year ended December 31, 2022 include US$535,890 from providing primary mining pool services and US$101,047 from providing sub mining pool services. The mining pool revenues for the year ended December 31, 2021 were all from providing primary mining pool services. See Note 2 – Revenue recognition for additional information.
2	The inter-segment eliminations mainly consist of (a) cryptocurrency mining revenue of US$35,864 and US$43,735 generated from computing power provided by cryptocurrency mining segment to mining pool segment for the years ended December 31, 2021 and 2022, respectively and corresponding cost of revenue of US$35,864 and US$43,735 incurred by mining pool segment for the years ended December 31, 2021 and 2022, respectively, and (b) data center revenue of US$2,768 and US$7,593 generated from data center services provided by data center segment to cryptocurrency mining segment for the years ended December 31, 2021 and 2022, respectively, and corresponding data center services cost of US$2,768 and US$7,593 incurred by cryptocurrency mining segment for the years ended December 31, 2021 and 2022, respectively, which have been eliminated upon consolidation.
3	The inter-segment eliminations mainly consist of internal transfer costs related to the transfer of cryptocurrency mining machines out of China, all of which have been eliminated upon consolidation.

The following table presents the revenue from continuing operations by geographical locations for the years ended December 31, 2020, 2021 and 2022, respectively.

	For the year ended December 31
Revenues	2020	2021	2022
	US$	US$	US$
Hong Kong	—	40,035	47,038
USA	—	2,829	17,580
Europe	2,167	2,214	—
Mainland China	—	11,460	—
British Virgin Islands	—	—	492,155
Cayman Islands	—	—	2,898
Blockchain	—	1,310,970	141,884
Inter-segment	—	(38,632)	(51,328)
	2,167	1,328,876	650,227

The following table presents the long-lived assets (including property and equipment, net and right-of-use assets) by geographical locations as of December 31, 2021 and December 31, 2022, respectively.

Long-lived assets	As of December 31, 2021	As of December 31, 2022
	US$	US$
USA	35,873	29,317
Hong Kong	31,745	1,365
Mainland China	6,435	300
Kazakhstan	2,310	373
Europe	2	—
	76,365	31,355